Contributed surplus	12 Months Ended
Dec. 31, 2020
Contributed surplus
Contributed surplus

14.         Contributed surplus:

Contributed surplus is comprised of share-based compensation and broker warrants.

(a)  Share-based compensation - options:

The Company operates an equity-settled, stock options-based payment compensation plan, under which the Company pays equity instruments of the Company as consideration in exchange for employee and similar services. The plan is open to employees, directors, officers and consultants of the Company and its affiliates.

The fair value of the grant of the options is recognized in the consolidated statements of net loss and comprehensive loss as an expense. The total amount to be expensed is determined by the fair value of the options granted. The total expense is recognized over the vesting period which is the period over which all of the service vesting conditions are satisfied. The vesting period is determined at the discretion of the Board and has ranged from immediate vesting to over three years. The maximum number of common shares reserved for issuance, in the aggregate, under the Company’s option plan (and under any other share compensation arrangements of the Company) is 10% of the aggregate number of common shares outstanding. As at December 31, 2020, this represented 6,751,238 common shares.

The options have an expiry date of ten years from the date of issue.

	December 31, 2020		December 31, 2019
		Weighted		Weighted
	Number	average	Number	average
	of stock	exercise	of stock	exercise
	options	price	options	price
Outstanding, beginning of year	2,998,168	$1.36	2,670,000	$1.17
Granted	797,500	1.89	385,000	2.63
Exercised	—	—	(53,332)	1.02
Cancelled	(113,168)	1.50	(3,500)	1.00
Outstanding, end of year	3,682,500	$1.47	2,998,168	$1.36

The weighted average contractual life of the outstanding options as at December 31, 2020 was 6.4 years (December 31, 2019 – 6.8 years).

The total number of stock options exercisable as at December 31, 2020 was 2,731,833 (December 31, 2019 – 2,059,001).

During the year ended December 31, 2020, the Company recorded a total share-based options compensation expense of $591,384 (December 31, 2019 - $690,230).

The following stock options were granted during the year ended December 31, 2020:

(i)The fair value of the stock options granted on February 3, 2020 was estimated to be $1.10 per option using the Black-Scholes option pricing model based on the following assumptions: volatility of 46.12% calculated based on a comparable company; remaining life of ten years; expected dividend yield of 0%; forfeiture rate of 0% and an annual risk-free interest rate of 2.02%.

The following stock options were granted during the year ended December 31, 2019:

(i)The fair value of the stock options granted on June 28, 2019 was estimated to be $1.13 per option using the Black-Scholes option pricing model based on the following assumptions: volatility of 45.74% calculated based on a comparable company; remaining life of 4.5 years; expected dividend yield of 0%; forfeiture rate of 0% and an annual risk-free interest rate of 1.46%.

(ii)The fair value of the stock options granted on May 9, 2019 was estimated to be $1.46 per option using the Black-Scholes option pricing model based on the following assumptions: volatility of 46.48% calculated based on a comparable company; remaining life of ten years; expected dividend yield of 0%; forfeiture rate of 0% and an annual risk-free interest rate of 1.68%.

(iii)The fair value of the stock options granted on March 27, 2019 was estimated to be $1.44 per option using the Black-Scholes option pricing model based on the following assumptions: volatility of 47.88% calculated based on a comparable company; remaining life of ten years; expected dividend yield of 0%; forfeiture rate of 0% and an annual risk-free interest rate of 1.62%.

As at December 31, 2020, the total compensation cost not yet recognized related to options granted is approximately $530,357 (December 31, 2019 - $292,877) and will be recognized over the remaining average vesting period of 0.56 years (December 31, 2019 – 0.44 years).

(b)Broker warrants:

	December 31, 2020		December 31, 2019
		Weighted		Weighted
	Number	average	Number	average
	of broker	exercise	of broker	exercise
	warrants	price	warrants	price
Outstanding, beginning of year	1,068,186	$2.22	503,646	$2.00
Granted	—	—	564,540	2.41
Expired	(503,646)	2.00	—	—
Outstanding, end of year	564,540	$2.41	1,068,186	$2.22

The were no broker warrants issued during the year ended December 31, 2020.

The following broker warrants were issued during the year ended December 31, 2019:

(i)On May 17, 2019, in connection with the 2019 Public Offering and 2019 Private Placement, the Company issued 241,500 and 323,040 broker warrants, respectively, to the agents of such transactions. Each broker warrant vested upon issuance thereof and entitles the holder to acquire one common share of the Company at an exercise price of C$3.25 and expires two years from the date of issue.

(ii)The fair value of the broker warrants granted on May 17, 2019 was estimated to be $0.63 per broker warrant using the Black-Scholes option pricing model based on the following assumptions: volatility of 44.83% calculated based on a comparable company; remaining life of 2.0 years; expected dividend yield of 0%; forfeiture rate of 0% and an annual risk-free interest rate of 1.69%.

The aggregate fair value of the issued broker warrants granted for the year ended December 31, 2019 of $355,660 is recognized as part of the transaction costs in respect of the 2019 Public Offering and the 2019 Private Placement which is reflected in the common shares equity reserve. Each broker warrant vests immediately upon the issuance thereof and has a term to expiry of two years from the date of issue.

The weighted average contractual life of the outstanding broker warrants as at December 31, 2020 was 0.4 years (December 31, 2019 - 0.8 years).

The total number of broker warrants exercisable as at December 31, 2020 was 564,540 (December 31, 2019 – 1,068,186).

The aggregate fair value of the broker warrants outstanding as at December 31, 2020 was $355,660 (December 31, 2019 - $656,884).